Quarterly Results Of Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Results Of Operations [Abstract]
Royalties	$ 2,959	$ 5,017	$ 5,318	$ 4,305	$ 4,722	$ 4,404	$ 5,009	$ 4,708	$ 17,599,465	$ 18,842,746	$ 24,020,334
Interest and other income	23	44	12	282	27	35	20	26
Total revenues	2,982	5,061	5,330	4,587	4,749	4,439	5,029	4,734	17,960,256	18,951,389	24,156,052
Expenses	1,616	1,117	1,088	1,015	1,071	1,035	1,011	1,043	4,836,723	4,160,675	4,087,619
Net income	$ 1,366	$ 3,944	$ 4,242	$ 3,572	$ 3,678	$ 3,404	$ 4,018	$ 3,691	$ 13,123,533	$ 14,790,714	$ 20,068,433
Earnings per share	$ 0.91	$ 2.63	$ 2.83	$ 2.38	$ 2.45	$ 2.27	$ 2.68	$ 2.46	$ 8.75	$ 9.86	$ 13.38